SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - Cetus Capital Acquisition Corp [Member] - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Feb. 03, 2023
Restructuring Cost and Reserve [Line Items]
Gross proceeds	$ 57,500,000			$ 57,500,000
Proceeds allocated to public warrants	(230,575)			(230,575)
Proceeds allocated to public rights	(2,290,800)			(2,290,800)
Allocation of offering costs related to redeemable shares	(3,208,090)			(3,208,090)
Redemption of Public Shares	(38,792,466)
Accretion of initial carrying value to redemption value	7,739,022			7,739,022
Remeasurement of subsequent measurement of common stock subject to redemption value	1,088,624			214,342
Extension funds attributable to common stock subject to redemption	250,000
Common stock subject to possible redemption	$ 22,055,715			$ 59,723,899	$ 146,759